Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income (loss)	$ (77,862)	$ 363,634	$ 298,555
Adjustments to net income (loss):
Depreciation and amortization	501,443	307,040	234,559
Write-down of inventories	151,957	113,079	7,475
Allowance for credit losses	39,060	12,014	5,773
Impairment loss of property, plant and equipment	65,285	5,938	60,330
Impairment loss of project assets	33,052	16,239	1,674
Impairment loss of solar power systems	21,400	0	0
Impairment loss of investments in affiliates	600		357
Share-based compensation	21,404	55,335	9,370
Deferred taxes	(98,205)	(17,908)	16,908
Loss on change in fair value of derivatives, net	51,400	27,504	44,489
Loss (gain) on change in fair value of other financial assets	590	(12,696)
Equity in losses (earnings) of affiliates	12,136	(14,610)	(15,440)
Non-cash operating lease expenses	35,893	18,844	13,208
Accretion of green bonds and convertible notes	3,413	2,145	1,302
Others	5,109	(2,206)	1,712
Changes in operating assets and liabilities:
Accounts receivable trade	(221,479)	58,985	(357,276)
Accounts receivable, unbilled	(42,487)	(43,571)	(23,367)
Inventories	(312,522)	182,767	(406,343)
Project assets	(697,813)	(349,830)	(302,839)
Advances to suppliers	62,461	54,915	(52,893)
Accounts payable	268,207	13,115	351,535
Short-term notes payable	(221,218)	(590,418)	721,039
Advances from customers	(184,262)	59,383	209,855
Prepaid expenses and other current assets	(99,716)	(22,277)	151,663
Value added tax recoverable	(65,211)	(5,985)	(43,881)
Net settlement of derivatives	(49,134)	(39,133)	(31,851)
Other payables	90,841	169,944	(417)
Other liabilities	(104,328)	337,055	68,492
Others	(75,338)	(14,687)	(47,358)
Net cash provided by (used in) operating activities	(885,324)	684,615	916,631
Investing activities:
Purchase of property, plant and equipment and intangible assets	(1,112,834)	(1,116,461)	(627,115)
Purchase of solar power and battery energy storage systems	(757,577)	(408,999)	(882)
Investment in affiliates	(28,815)	(113,404)	(19,355)
Acquisition of subsidiaries, net of cash	(10,913)	(9,448)
Investment in bank time deposits and structured deposits	(64,650)
Others	12,532	(23,104)	16,864
Net cash used in investing activities	(1,962,257)	(1,671,416)	(630,488)
Financing activities:
Proceeds from short-term borrowings	1,774,846	1,566,240	1,387,537
Repayments of short-term borrowings	(1,550,809)	(1,603,571)	(1,695,563)
Proceeds from long-term borrowings	1,449,754	1,016,931	770,368
Proceeds from issuance of green bonds		121,023
Repayments of finance lease obligations	(72,211)	(39,801)	(19,217)
Proceeds from subsidiary's issuance of preferred shares, net of $17,756 in transaction costs	482,244
Capital contributions from tax equity investors in subsidiaries	226,935
Proceeds from subsidiary's offering of equity interests, net of $38,995 in transaction costs		927,897
Repurchase of shares by subsidiary	(79,582)
Distributions to non-controlling interests	(27,609)	(3,990)
Proceeds from sales-leaseback arrangements	56,057	91,648
Others	60,146	(23,549)	(14,486)
Net cash provided by financing activities	2,319,771	2,052,828	428,639
Effect of exchange rate changes	(154,601)	(89,098)	(179,561)
Net increase (decrease) in cash, cash equivalents and restricted cash	(682,411)	976,929	535,221
Cash, cash equivalents and restricted cash, beginning of year	2,946,432	1,969,503	1,434,282
Cash, cash equivalents and restricted cash, end of year	2,264,021	2,946,432	1,969,503
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	130,964	121,665	76,511
Income taxes paid, net of tax refunds	113,911	83,077	77,400
Supplemental schedule of non-cash activities:
Reclassification of project assets to solar power and battery energy storage systems	312,773	119,067	263,710
Reclassification of inventories to solar power and battery energy storage systems	111,525	46,197
Borrowings assumed by third parties in connection with project asset sales		161,709	193,578
Property, plant and equipment costs included in other payables	$ 478,573	$ 933,029	$ 549,883